Organization (Details) - USD ($)		3 Months Ended
	Apr. 08, 2019	Jun. 30, 2019
Shares contributed by Refinitiv Owner	96,933,192
Class A common stock
Shares issued		46,000,000
Class B common stock
Shares issued		96,933,192
Shares issued to acquire TWM LLC	20,000,000
Number of shares canceled	9,993,731
Shares contributed by Refinitiv Owner	96,933,192
Class C common stock
Shares issued		10,006,269
Shares issued to acquire TWM LLC	20,000,000
Number of shares canceled	9,993,731
Class D common stock
Shares issued		69,282,736
Shares issued to acquire TWM LLC	105,289,005
Number of shares canceled	36,006,269
Tradeweb Markets LLC
Ownership interest	64.30%	64.30%
Number of LLC Interests held by non-controlling interest holders		35.70%
Share Price	$ 27.00
Net proceeds	$ 1,161,270,000
Initial Public Offering
Shares issued	46,000,000
Share Price	$ 27.00
Initial Public Offering | Class A common stock
Shares issued	46,000,000
Share Price	$ 27.00
Underwriters option
Shares issued	6,000,000
Underwriters option | Class A common stock
Shares issued	6,000,000